CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Non-controlling interest— BIPC exchangeable shares		Non-controlling Interest - Exchange LP Units, equity		Non-controlling interest— in operating subsidiaries	Preferred Unitholders Capital	Limited Partners		Limited Partners Partners' capital		Limited Partners (Deficit)	Limited Partners Ownership Changes	Limited Partners Accumulated Other Comprehensive Income		General Partner	General Partner Accumulated Other Comprehensive Income	Non-controlling Interest - Redeemable Partnership Units		Non-controlling Interest - Redeemable Partnership Units Partners' capital		Non-controlling Interest - Redeemable Partnership Units (Deficit)	Non-controlling Interest - Redeemable Partnership Units Ownership Changes	Non-controlling Interest - Redeemable Partnership Units Accumulated Other Comprehensive Income
Balance as at Dec. 31, 2018		$ 14,668.0				$ 71.0		$ 7,303.0	$ 936.0	$ 4,513.0		$ 4,911.0		$ (856.0)	$ 249.0	$ 209.0		$ 22.0		$ 1,823.0		$ 2,078.0		$ (370.0)	$ 3.0	$ 112.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		650.0						417.0		52.0				52.0				159.0		22.0				22.0
Other comprehensive income		590.0				1.0		239.0		246.0						246.0		1.0		103.0						103.0
Comprehensive income		1,240.0				1.0		656.0		298.0				52.0		246.0		160.0		125.0				22.0		103.0
Unit issuance		809.0							0.0	559.0		559.0								250.0		250.0
Repurchased and cancelled		(29.0)							(1.0)	(28.0)		(28.0)
Partnership distributions		(978.0)		$ 0.0		(4.0)				(575.0)				(575.0)				(158.0)		(241.0)				(241.0)
Partnership preferred distributions		(49.0)								(33.0)				(33.0)						(16.0)				(16.0)
Acquisition of subsidiaries		7,559.0						7,559.0
Subsidiary distributions to non-controlling interest		(1,216.0)						(1,216.0)
Other items		173.0				(50.0)		(189.0)		314.0		53.0		(18.0)	261.0	18.0				98.0				(8.0)	98.0	8.0
Balance as at Dec. 31, 2019		22,177.0		0.0		18.0		14,113.0	935.0	5,048.0		5,495.0		(1,430.0)	510.0	473.0	[1]	24.0	$ 4.0	2,039.0		2,328.0		(613.0)	101.0	223.0	[1]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		904.0		14.0		1.0		510.0		141.0				141.0				183.0		55.0				55.0
Other comprehensive income		(62.0)		87.0				(130.0)		(11.0)						(11.0)	[1]	(1.0)	(1.0)	(7.0)						(7.0)	[1]
Comprehensive income		842.0		101.0		1.0		380.0		130.0				141.0		(11.0)	[1]	182.0		48.0				55.0		(7.0)	[1]
Unit issuance		9.0	[2]						195.0	9.0	[2]	9.0	[2]									0.0
Repurchased and cancelled												(0.1)
Partnership distributions	[3]	(1,083.0)		(66.0)		(4.0)				(588.0)				(588.0)				(185.0)		(240.0)				(240.0)
Partnership preferred distributions	[3]	(51.0)		(3.0)						(35.0)				(35.0)						(13.0)				(13.0)
Acquisition of subsidiaries	[4]	1,880.0						1,880.0
Disposition of subsidiaries	[5]	(1,078.0)						(1,078.0)
Capital provided by non-controlling interest		63.0						63.0
Subsidiary distributions to non-controlling interest		(1,278.0)						(1,278.0)
Acquisition of non-controlling interest	[4]	(107.0)						(107.0)
Preferred unit issuance	[2]	195.0							195.0
Issuance of BIPC exchangeable shares	[2],[6]	0.0		626.0						(441.0)				(398.0)	(61.0)	18.0	[1]	(2.0)		(183.0)				(174.0)	(14.0)	5.0	[1]
Other items	[1],[4]	104.0		(20.0)		(3.0)		(19.0)		110.0		22.0		25.0	91.0	(28.0)				36.0				10.0	38.0	(12.0)
Balance as at Dec. 31, 2020		21,673.0		638.0		12.0	[7]	13,954.0	1,130.0	4,233.0		5,526.0		(2,285.0)	540.0	452.0	[8]	19.0	3.0	1,687.0		2,328.0		(975.0)	125.0	209.0	[8]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		2,719.0		95.0		3.0	[7]	1,626.0		556.0				556.0				210.0		229.0				229.0
Other comprehensive income		260.0		30.0		1.0	[7]	33.0		138.0						138.0	[8]		0.0	58.0						58.0	[8]
Comprehensive income		2,979.0		125.0		4.0	[7]	1,659.0		694.0				556.0		138.0	[8]	210.0		287.0				229.0		58.0	[8]
Unit issuance		2,974.0	[9]	1,770.0	[9]	259.0	[7],[9]		194.0	545.0	[9]	545.0	[9]							400.0	[9]	400.0	[9]
Repurchased and cancelled												0.0
Partnership distributions	[10]	(1,190.0)		(115.0)		(7.0)	[7]			(608.0)				(608.0)				(209.0)		(251.0)				(251.0)
Partnership preferred distributions	[3]	(67.0)		(8.0)						(41.0)				(41.0)						(18.0)				(18.0)
Acquisition of subsidiaries	[11]	2,707.0						2,707.0
Disposition of subsidiaries	[12]	(1,340.0)						(1,340.0)
Subsidiary distributions to non-controlling interest		(955.0)						(955.0)
Acquisition of non-controlling interest	[11]	(939.0)						(939.0)
Preferred units redeemed	[9]	(206.0)		(2.0)					(186.0)	(13.0)				(13.0)						(5.0)				(5.0)
Preferred unit issuance	[9]	194.0							194.0
Issuance of BIPC exchangeable shares																(2.0)			(1.0)							(21.0)
Other items	[8],[9],[11],[13]	561.0		(1,039.0)		(183.0)	[7]	572.0		892.0		3.0		266.0	890.0	(267.0)		(11.0)		308.0				109.0	329.0	(130.0)
Balance as at Dec. 31, 2021		$ 26,391.0		$ 1,369.0		$ 85.0	[7]	$ 15,658.0	$ 1,138.0	$ 5,702.0		$ 6,074.0		$ (2,125.0)	$ 1,430.0	$ 323.0	[8]	$ 31.0	$ 2.0	$ 2,408.0		$ 2,728.0		$ (911.0)	$ 454.0	$ 137.0	[8]

[1]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[2]	Refer to Note 27, Partnership Capital.
[3]	Refer to Note 29, Distributions.
[4]	Refer to Note 6, Acquisition of Businesses
[5]	Refer to Note 5, Disposition of Businesses.
[6]	Refer to Note 1, Organization and Description of the Business.
[7]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[8]	Refer to Note 28, Accumulated Other Comprehensive Income (Loss).
[9]	Refer to Note 27, Partnership Capital.
[10]	Refer to Note 29, Distributions.
[11]	Refer to Note 6, Acquisition of Businesses.
[12]	Refer to Note 5, Disposition of Businesses.
[13]	Refer to Note 1, Organization and Description of the Business.